Investment Strategy	Jan. 03, 2026
Pacer S&P 500 Quality FCF R&D Leaders ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index.
The Index

The Index uses an objective, rules-based methodology to provide exposure to 50 stocks within the S&P 500 Index® (the “S&P 500”) that exhibit high research and development (R&D) Intensity while maintaining higher than median free cash flow (FCF) margin and FCF return on invested capital (ROIC). S&P Dow Jones Indices LLC (the “Index Provider”) compiles, maintains and calculates the Index.
The Index’s initial universe is derived from the component companies of the S&P 500. The S&P 500 is comprised of common stocks of approximately 500 large-capitalization companies that generally represent the large-cap segment of the U.S. equity market.
Free Cash Flow (FCF): net cash flow from operating activities minus capital expenditures FCF Margin: FCF / revenue FCF ROIC: FCF / (total debt plus total equity) R&D Intensity: R&D expense / sales
The Index’s initial universe of companies is screened based on a company’s FCF margin and FCF ROIC. To be considered for inclusion in the Index, a company must be in the top 50% of securities by FCF Score, which is calculated using the five-year average of company’s FCF Margin and the five-year average of the company’s FCF ROIC. Companies classified as being in the real estate sector and companies classified as being in certain industries within the financials sector (banks, asset management & custody banks, investment banking & brokerage, specialized finance, insurance) are excluded from the Index universe.
The remaining companies are then ranked by their R&D Intensity Score, which is calculated using the five-year average of R&D expense divided by sales (i.e., R&D Intensity). The 50 companies with the highest R&D Intensity Scores are included in the Index. The constituents are weighted in descending order by their R&D Intensity Score, with the maximum weight of each constituent capped at 4.5%.
Weight above the individual security cap are typically redistributed among the other Index constituents in proportion to their weights. As of October 31, 2025, the companies included in the Index had a market capitalization range of $11.5 billion and $4.9 trillion. As of October 31, 2025, the Index had significant exposure to the information technology and health care sectors.
The Index is typically reconstituted and rebalanced semi-annually as of the close of business on the third Friday of April and October based on data as of the last business days of March and September, respectively. The Index is also reviewed semi-annually in January and July based on each constituent’s weight; recapping is performed if the aggregate weight of constituents with an individual weight greater than 4.8% exceeds 24% of the Index’s total weight. If that threshold is breached, the current constituent weights are recapped, with the weights of individual constituents capped at 10% and the aggregate weight of constituents with an individual weight greater than 4.5% capped at 22.5% of the Index’s total weight.
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in equity securities that are the component securities of the Index. The Fund defines “equity securities” to mean common stocks, and may include preferred stocks, rights, warrants, and depositary receipts. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index.
The Fund is non-diversified and therefore may invest a larger percentage of its assets in the securities of a single company than diversified funds.
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of October 31, 2025, the Index was not concentrated in any industry or group of industries.

Strategy Portfolio Concentration [Text]	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of October 31, 2025, the Index was not concentrated in any industry or group of industries.
Pacer S&P 500 Quality FCF High Dividend ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index.
The Index

The Index uses an objective, rules-based methodology to provide exposure to high dividend yielding companies within the S&P 500 Index® (the “S&P 500”) that have paid dividends for the past five consecutive years while maintaining high free cash flow (FCF) margins and high FCF return on invested capital (ROIC). S&P Dow Jones Indices LLC (the “Index Provider”) compiles, maintains and calculates the Index.
The Index’s universe is derived from the component companies of the S&P 500. The S&P 500 is comprised of common stocks of approximately 500 large-capitalization companies that generally represent the large-cap segment of the U.S. equity market.
Free Cash Flow (FCF): net cash flow from operating activities minus capital expenditures FCF Margin: FCF / revenue FCF ROIC: FCF / (total debt plus total equity)
The Index’s initial universe of companies is screened based on a company’s dividend history. To be included in the Index, a company must have paid dividends for the past five consecutive years. Companies classified as being in the real estate sector and mortgage REITs are excluded from the Index universe. For companies in the Financials sector classified as banks, insurance, investment banking & brokerage, specialized finance, and asset management & custody banks, FCF is calculated as follows: Net Cash Flow from Operating Activities — (minus) Changes in Net Working Capital — (minus) Capital Expenditures.
The remaining companies are ranked in descending order by their FCF Score, which is calculated using the five-year average of the company’s FCF Margin and the five-year average of the company’s FCF ROIC. The top 50% of companies, based on their FCF
Score, within each Global Industry Classification Standard (“GICS®”) sectors are eligible for inclusion. Companies are then ranked in descending order by the last 12 months dividend yield (LTM Dividend Yield), and the top 100 companies are selected for the Index.
Index components are weighted based on LTM dividend yield. However, the Index Provider applies a weighting methodology that limits the LTM dividend yield values used to calculate constituent weights to 10%, subject to security and sector constraints. The maximum weight of each constituent is capped at 4.5% and each constituent’s weight is floored at 0.05%. The aggregate weight of constituents within each GICS® sector is capped at the lesser of i) 30% or ii) the weight of such sector in the S&P 500 plus 10%. Weight above individual security and sector limitations are typically redistributed among the other Index constituents in proportion to their weights.
As of October 31, 2025, the companies included in the Index had a market capitalization range of $7.5 billion and $855.5 billion.
The Index is typically reconstituted and rebalanced semi-annually as of the close of business on the third Friday of April and October based on data as of the last business days of March and September, respectively. The Index is also reviewed semi-annually in January and July based on each constituent’s weight; recapping is performed if the aggregate weight of constituents with an individual weight greater than 4.8% exceeds 24% of the Index’s total weight. If that threshold is breached, the current constituent weights are recapped, with the weights of individual constituents capped at 10% and the aggregate weight of constituents with an individual weight greater than 4.5% capped at 22.5% of the Index’s total weight.
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in dividend-paying equity securities that are the component securities of the Index. The Fund defines “equity securities” to mean common stocks, and may include preferred stocks, rights, warrants, and depositary receipts. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index.
The Fund is non-diversified and therefore may invest a larger percentage of its assets in the securities of a single company than diversified funds.
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of October 31, 2025, the Index was not concentrated in any industry or group of industries.

Strategy Portfolio Concentration [Text]	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of October 31, 2025, the Index was not concentrated in any industry or group of industries.